Administrative and Selling Expenses - Summary of Detailed Information About Administrative and Selling Expenses (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Administrative and selling expense is comprised of:
Personnel expenses	$ 30.5	$ 43.3
Share-based compensation expense	12.7	5.2
Professional, consulting, legal and other fees	14.6	18.8
Insurance	24.6	25.6
Software licenses	5.3	5.9
Allowance for doubtful accounts	5.6	2.6
Amortization of intangible assets and non-producing assets	0.4	0.3
Other administrative and selling	9.9	13.3
Selling, general and administrative expense	$ 103.6	$ 115.0